Related Party Balance and Transactions (Details) - Schedule of due to related parties - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Related Party Balance and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		$ 885,150
Mr. Haiping Hu [Member]
Related Party Balance and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		2,872
Mr. Chenming Qi [Member]
Related Party Balance and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		9,189
Ms. Jing Ji [Member]
Related Party Balance and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		19,923
Shanghai HuiYang Investment Co. [Member]
Related Party Balance and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	[1]	738,128
Haicheng Shenhe [Member]
Related Party Balance and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		50,395
Zhuhai Investment [Member]
Related Party Balance and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties		$ 64,643

[1]	The balance as of December 31, 2022 represented the loans from the related party, with the annual interest rate of 4.35% and was initially due on August 13, 2022 and extended to December 31, 2023.